Cover	Jan. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 10, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-38014
Entity Registrant Name	NewAge, Inc.
Entity Central Index Key	0001579823
Entity Tax Identification Number	27-2432263
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2420 17th Street
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(303) 566-3030
Local Phone Number	566-3030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NBEV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false